Geological event - Alagoas	12 Months Ended
Dec. 31, 2024
Geological Event - Alagoas
Geological event - Alagoas

23 Geological event - Alagoas

In May 2019, the Geological Survey of Brazil (“CPRM”) issued a report, indicating that the geological phenomenon identified in certain neighborhoods of the municipality of Maceió, Alagoas, could be related to the rock salt well exploration activities developed by Braskem. The salt mining operation, from this moment on, was fully ended by the Company.

Since then, the Company has been devoting its best efforts to understand the geological event, its possible effects on surfaces, stability of rock salt cavities and in carrying out precautionary measures to ensure public safety. The results arising from the understanding of the geological phenomenon are being shared with the Brazilian National Mining Agency (“ANM”) and other pertinent authorities.

As a result of the geological phenomenon, negotiations were conducted with public and regulatory authorities that resulted in the Agreements executed, including the following agreement in progress:

i)	Instrument of Agreement to Support the Relocation of People in Risk Areas (“Agreement for Compensation of Residents"), entered into with State Prosecution Office (“MPE”), the State Public Defender’s Office (“DPE”), the Federal Prosecution Office (“MPF”) and the Federal Public Defender’s Office (“DPU”), which was ratified by the court on January 3, 2020, adjusted by its resolutions and subsequent amendments, which establish cooperative actions for relocating residents from risk areas, defined in the Map of Sectors of Damages and Priority Action Lines by the Civil Defense of Maceió (“Civil Defense Map”), as updated in December 2020 (version 4), and guaranteed their safety, which provides support, under the Financial Compensation and Support for Relocation Program (“PCF”) implemented by Braskem to the population in the areas of the Civil Defense Map. Following ratification by the courts of the Agreement for Compensation of Residents, the Public-Interest Civil Action for Resident Reparation was dismissed;
ii)	Instrument of Agreement to Dismiss the Public-Interest Civil Action on Socio-Environmental Reparation and the Agreement to define the measures to be adopted regarding the preliminary injunctions of the Public-Interest Civil Action on Socio-Environmental Reparation (jointly referred to as “Agreement for Socio-Environmental Reparation”), signed with the MPF with the MPE as the intervening party, on December 30, 2020, in which the Company mainly undertook to: (i) adopt measures to stabilize and monitor the subsidence phenomenon arising from salt mining; (ii) repair, mitigate or compensate possible environmental impacts and damages arising from salt mining in the Municipality of Maceió; and (iii) repair, mitigate or compensate possible socio-environmental impacts and damages arising from salt mining in the Municipality of Maceió. Additionally, the agreement provides for the allocation of the amount of R$ 300 for compensation for social damages and collective pain and suffering and for any contingencies related to actions in vacated areas and urban mobility actions. Following ratification by the courts of this agreement, the Public-Interest Civil Action for Socio-environmental Reparation was dismissed;
iii)	Instrument of Agreement for Implementation of Socioeconomic Measures for the Requalification of the Flexal Area (“Flexal Agreement”) entered into with MPF, MPE, DPU and the Municipality of Maceió and ratified on October 26, 2022 by the 3rd Federal Court of Maceió, which establishes the adoption of requalification actions in the Flexais region, compensation to the Municipality of Maceió and indemnities to the residents of this location; and
iv)	Instrument of Global Agreement with the Municipality of Maceió (“Instrument of Global Agreement”) ratified on July 21, 2023 by the 3rd Federal Court of Maceió, which establishes, among other things: (a) payment of R$1.7 billion as indemnity, compensation and full reimbursement for any property and non-property damages caused to the Municipality of Maceió; (b) adherence of the Municipality of Maceió to the terms of the Socio-environmental Agreement, including the Social Actions Plan (PAS).

The Company's Management, based on its assessment and that of its external advisers, taking into account the short and long-term effects of technical studies prepared, available information and the best estimate of expenses for implementing the measures related to the geological event in Alagoas, presents the following changes to the provision in the fiscal years ended December 31, 2024 and 2023:

	2024	2023

Balance at the beginning of the year	5,240	6,627
	-	-
Provisions (*)	2,237	2,307
Payments and reclassifications (**)	(2,052)	(3,826)
Realization of present value adjustment	145	132
	-	-
Total	5,570	5,240

Current liability	2,436	2,759
Non-current liability	3,134	2,481
Total	5,570	5,240

(*)	The increase in the provision for the fiscal year 2024 is mainly explained by the update relating to the adjustments to the plan for closing the mining wells, implementation and advancement in the maturity of projects, initiatives and programs present in Alagoas. In the fiscal year 2023 mainly refers to additional provision of the Instrument of Global Agreement and by the update of cost estimates relating to the adjustments to the plan for closing the mining wells; ii) inflation adjustment of R$ 114 (2023: R$ 114) reported under Financial expenses.
(**)	Of this amount, R$ 1,819 (2023: R$ 2,686) refers to payments made and R$ 233 (2023: R$ 1,140) was reclassified to Other liabilities, which totals a balance of R$ 478 (2023: R$ 1,158) referring to accounts payable for the Geological event – Alagoas. In the fiscal year, the Company disbursed a total of R$ 2,569 (2023: R$ 2,686), of which R$ 1,819 originated from changes in provisions during the fiscal year and R$ 750 originated from Other liabilities related to the installment paid under the Agreement with the Municipality of Maceió.

The current provision can be segregated into the following action fronts:

a. Support for relocation and compensation: Refers to initiatives to support relocation and compensation of the residents, business and real state owners of properties located in the Civil Defense Map (version 4) updated in December 2020, including establishments that requires special measures for their relocation, such as hospitals, schools and public equipment.

These actions have a provision of R$ 997 (2023: R$ 1,353) comprising expenses related to relocation actions, such as relocation allowance, rent allowance, household goods transportation, negotiation of individual agreements for financial compensation.

b. Actions for closing and monitoring the salt cavities, environmental actions and other technical matters: Based on the findings of sonar and technical studies, stabilization and monitoring actions were defined for all 35 existing mining areas.

Moreover, in March 2024, following the advice of specialized consulting firms, it was decided that the most suitable method for closing the depressurized cavities, previously classified under the Monitoring Group, periodically monitored using sonar, was to fill them with solid material (sand). This decision was based on the findings of the latest geomechanical studies.

In December 2024, based on the new recommendation of the expert consulting firm hired by the Company to conduct studies on the planning and closure of the salt cavities, the increase in the provision related to the filling with solid material of the 11 pressurized cavities, indicated in item (iii) below, currently belonging to the Buffering and Pressurization group, was recorded. The actions are planned to start from 2027, if necessary, with execution over several years or decades. These actions arose from the evolution of knowledge about the long-term stabilization of cavities, based on the set of monitoring data collected so far and the need to define the definitive closure of the Mine, as provided for in mining legislation.

The closure plan of 35 mining areas currently considers the following:

i)	18 cavities are expected to be filled with solid material, including 6 cavities that were previously planned to be monitored and 5 that were previously planned to be closed by buffering and that, during 2024, based on the Mine Closure Plan definitions and the recommendation of expert consulting firms, closure by filling with solid material (sand) proved to be the most appropriate closure method. To date, 6 cavities have already been filled, 4 cavities are in the filling process, and the remaining 8 cavities are in the preparation and planning activities;
ii)	6 cavities were naturally filled and, therefore, do not indicate the need for additional measures to date. Cavity 18, which collapsed on December 10, 2023, is currently undergoing technical studies to confirm its natural filling, indicating that filling them with solid material will not be necessary; and
iii)	11 cavities remain within the salt layer and suitable for pressurization. By the end of 2024, the Company based on the technical note issued by expert consultancy, considered the recommendation of filling these pressurized cavities with solid material, in the long term, over the course of several years to decades, and after the completion of the current filling plan, with the purpose of to achieve a maintenance-free state for the 35 cavities, suitable for the final closure of the field.

Note that any need for additional actions is assessed on an ongoing basis by the Company and are based on technical studies prepared by external specialists, whose recommendations may be updated periodically according to the changes in the geological event and knowledge obtained, being submitted to competent authorities and following the execution timeframe agreed under the mine closure plan, which is public and regularly revaluated with ANM. Subsidence is a dynamic process occurring in the area outlined by the priority action lines map and should continue to be monitored during and after the actions envisaged in the closure plan. The results of the monitoring activities will be important to assess the need for potential future actions, with a focus on security and monitoring of stability in the region. Any potential future actions may result in significant additional costs and expenses that may differ from current estimates and provisions.

The provisioned amount of R$ 2,607 (2023: R$ 1,583) to implement the actions for closing and monitoring the salt cavities, environmental actions and other technical matters was calculated based on currently known techniques and the solutions planned for the current conditions of the cavities, including expenses with technical studies and monitoring, as well as environmental actions already identified. The provision amount may change based on new information, such as: the results of monitoring of the cavities, the progress of implementing the plans to close mining areas, possible changes that may be required in the environmental plan, the monitoring of the ongoing measures and other possible natural alterations.

Regarding environmental actions, in compliance with the Agreement for Socio-environmental Reparation, Braskem continues implementing the actions established in the environmental plan approved by the MPF and sharing the results of its actions with the authorities.

As one of the results of the collapse of cavity 18, as agreed in the Socio-Environmental Reparation Agreement, a specialized company is preparing a specific Environmental Diagnosis to evaluate potential impacts caused by the collapse of said cavity. The delivery of the diagnosis is expected for the first half of 2025.

c. Social and urban measures: Refers to actions to implement social and urban measures under the Agreement for Socio-environmental Reparation signed on December 30, 2020 for the adoption of actions and measures in vacated areas, urban mobility and social compensation actions, indemnification for social damages and collective pain and suffering and possible contingencies related to the actions in the vacated areas and related to urban mobility. To date, of the 11 projects defined for urban mobility, 6 have already been completed, 2 are in progress and the remaining projects are in the planning stages. Regarding the Social and Urban Action Plan ("PAS"), 48 actions have already been validated with signatories to the agreement, defined based on the social and urban diagnosis carried out by a specialized and independent company, and of these, 3 are being implemented. The current provision amount is R$ 1,141 (2023: R$ 1,369).

d. Additional measures: Refer to actions related to: (i) actions related to the Technical Cooperation Agreements entered into by the Company; (ii) expenses relating to communication, compliance, legal services, etc.; (iii) additional measures to assist the region and maintenance of areas, including actions for requalification and indemnification directed to Flexais region; and (iv) other matters classified as a present obligation for the Company, even if not yet formalized. The current balance of additional measures described in this item totals R$ 825 (2023: R$ 935).

The provisions of the Company are based on current estimates and assumptions and may be updated in the future due to new facts and circumstances, including, but not limited to: changes in the execution time, scope and method and the success of action plans; new repercussions or developments arising from the geological event, including possible revision of the Civil Defense Map; and possible studies that indicate recommendations from specialists, including the Technical Monitoring Committee, according to Agreement for Compensation of Residents and other new developments in the matter.

The actions to repair, mitigate or offset potential environmental impacts and damages, as provided for in the Socio-environmental Reparation Agreement, were defined considering the environmental diagnosis already prepared by a specialized and independent company. After the conclusion of all discussions with authorities and regulatory agencies, as per the process established in the agreement, an action plan was agreed to be part of the measures for a Plan to Recover Degraded Areas (“PRAD”).

On May 21, 2024, the final report of the Parliamentary Investigative Committee ("CPI"), set up by the Senate on December 13, 2023, was approved, with the purpose of investigating the effects of the Company's socio-environmental legal liability related to the geological event in Alagoas. On this date, the aforementioned CPI was declared closed, with the subsequent submission of the final report to the appropriate institutions.

There are also administrative proceedings related to the geological event in Alagoas in progress before the Federal Accounting Court ("TCU") and the Securities and Exchange Commission of Brazil ("CVM").

In October 2024, the Company has been informed of the conclusion of the Federal Police investigation in Alagoas, which had been ongoing since 2019. The inquiry records were sent to the Prosecution Office for evaluation, which requested additional investigations. The Company reinforces that it has always been at the disposal of the authorities and has been providing all information related to salt mining over the course of the investigation.

The Company has been making progress with local authorities about other indemnification requests to understand them better. Although future disbursements may occur as a result of progress in negotiations, as of the reporting date, the Company is unable to predict the results and timeframe for concluding these negotiations or its possible scope and the total associated costs in addition to those already provisioned for.

It is not possible to anticipate all new claims, related to damages or other nature, that may be brought by individuals or groups, including public or private entities, that understand they suffered impacts or damages somehow related to the geological phenomenon and the relocation of people from risk areas, as well as new notices of infraction or administrative penalties of diverse natures. Braskem continues to face and could still face administrative procedures and various lawsuits filed by individuals or legal entities not included in the PCF or that disagree with the financial compensation offer for individual settlement, as well as new collective actions and new lawsuits filed by public utility concessionaires, entities of the direct or indirect administration of the State, Municipality or Federal level. Therefore, the number of such actions, their nature or the amounts involved cannot be estimated.

Consequently, the Company cannot eliminate the possibility of future developments related to all aspects of the geological event in Alagoas, the relocation process and actions in vacated and adjacent areas, so the expenses to be incurred may differ significantly from its estimates and provisions.

In February 2023, the Company signed a settlement agreement with the insurance companies related to the claim for the geological event in Alagoas.

23.1 Lawsuits in progress

The contingent liabilities for which the likelihood of loss is assessed as possible by the Company’s Management, based on its evaluation and that of its external legal advisors, related the geological event in Alagoas, are disclosed as follows:

	2024	2023

Civil claims - Alagoas (*)	9,241	8,971
Environmental claims - Alagoas	85	73
Total (**)	9,326	9,044

(*)	Amounts presented net of the portion of the provision for compensation and relocation of public facilities located on the Civil Defense Map (version 4) covered by lawsuits related to the topic. The total amount of provisions related to these claims is R$ 276.
(**)	Comprise the lawsuits with possible probability of loss detailed below, and others of lesser value involved, including Public Civil Actions related to the relocation of certain public facilities located in the region.

In the context of this event, the main lawsuits filed against the Company are:

Description of civil lawsuits		Estimate
		2024	2023
1)	Public-Interest Civil Action - Reparation for Residents – Map Version 5
	Plaintiffs: Federal Prosecution Office (MPF), Federal Public Defender’s Office (DPU) and Alagoas State Prosecution Office (MPE/AL)
On November 30, 2023, the Company was informed of the Public-Interest Civil Action filed by the plaintiffs against the Municipality of Maceió and Braskem, with a request for an injunctive relief based on evidence. Against Braskem, they request through a preliminary injunction: (i) inclusion in the PCF of the new criticality area 00 (area defined by the Civil Defense of Maceió with recommendation of allocation) of Version 5 of the Civil Defense Map and making feasible the optional inclusion of all residents affected whose properties are located in the criticality area 01 (area defined by the Civil Defense of Maceió with recommendation of monitoring) of Version 5 of the Map, with inflation adjustment corresponding to the amounts adopted by the PCF; (ii) establishment, with the permission of the affected party of the criticality area 01, of a Program for Reparation of Damage to Properties resulting from the alleged depreciation of the property, as well as the alleged pain and suffering resulting from the inclusion of the property in the Map; (iii) engagement of independent and specialized firm to identify the alleged damage to properties if the affected party decides to remain in the area of criticality 01 of Version 5 of the Civil Defense Map; and (iv) engagement of independent and specialized technical advisory to provide support to the affected parties in the analysis of the scenarios and decision-making of their relocation or staying in the area. On the merits, they request confirmation of the preliminary injunctions.
	For the plaintiffs' preliminary injunctions, initially granted by the lower court, a decision was rendered on interlocutory appeal determining “the immediate suspension of the provisory execution determined by the trial court,” decision maintained by the full court until the final and unappealable judgment of the interlocutory appeal.	1,113	1,010

2)	Public-Interest Civil Action - Request for indemnification for additional collective pain and suffering
	Plaintiff: State Public Defender's Office of Alagoas
In March 2024, the Company was informed of the Public-interest Civil Action filed by DPE against Braskem, seeking, among other requests, to challenge clause 69 of the Agreement for Socio-environmental Reparation (payment of R$ 150 for collective moral damages) alleging that there were facts subsequent to the date of the agreement that would give rise to additional damages.
DPE requested, as a preliminary measure: (i) the suspension of clause 58, second paragraph, of the Agreement for Socio-environmental Reparation, in order to rule out the possibility of reversion of the area to the benefit of Braskem; (ii) the imposition of inalienability to the PCF area until the final and unappealable decision on the merits of the claim, considering the need for the assets acquired by the Financial Compensation Program not to be subject to any disposal, nor subject to seizure.
	On the merits, it requests, among others: (i) the loss of all properties subject to the PCF, with the possibility of reverting the area to the victims or to public domain, in addition to the conviction of Braskem to the payment, as collective and social moral damages, to the same amount spent by Braskem for material damages; (ii) the conviction of Braskem, as existential damages, for the loss of all properties subject to the PCF; (iii) the conviction of Braskem for illicit profit, with the loss of the PCF properties, in addition to the payment of the amounts the Company obtained due to its alleged illicit conduct (to be determined in a liquidation proceeding); (iv) subpoena to the Investor Relations Officer, for the purposes of regulatory obligations, with publication of a material fact notice.	162	150
3)	Public-Interest Civil Action - Refusal of insurance within the scope of Housing Financial System (“SFH”)
	Plaintiff: Federal Public Defender’s Office (“DPU”)
In November 2021, the Company was informed of the Public-Interest Civil Action to question the denial of necessary insurance for contracts under the SFH to acquire properties located within a radius of 1 km outside the risk area defined by the version 4 map of Civil Defense authorities, which is the subject matter of the Residents PCA agreement – see item (i).
Insurers linked to SFH, financial agents, the regulatory agency and Braskem are the defendants. The main claim is only against the insurers, financial agents and the regulatory agency on the grounds that the refusal to contract the insurance is abusive and has no technical or legal grounds. There is a secondary and eventual claim to sentence Braskem to pay indemnification in an amount to be settled in the future, if the judge understands that the refusal somehow has grounds due to the subsidence phenomenon.
On January 10, 2024, a decision was rendered partially ordering the insurance companies to:  (i) refrain from applying the safety margin beyond the risk area defined by the Civil Defense and engaging in unfair pricing and increases to avoid contracting insurance coverage for properties out of and next to the risk area, declaring that there were no denials/decreases in the insurance coverage based exclusively on the safety margin, (ii) call everyone who is interested to reassess the request for housing insurance. Braskem was not found guilty, and insurance companies filed an appeal against the decision, which is pending.
	It is not possible to estimate the indemnification amount, which will depend on the evidence of damages submitted by people whose insurance was denied.
4)	Public-Interest Civil - Review of terms of the Flexal Agreement
	Plaintiff: Alagoas State Public Defender’s Office
In March 2023, the Company was informed of the Public-interest civil action against the Company, the Federal Government, the State of Alagoas and the Municipality of Maceió seeking, among other claims, the revision of terms of the Flexal Agreement, signed amongst Braskem, the MPF, the MPE, the DPU, and Municipality of Maceió, ratified on October 26, 2022, by the 3rd Federal Court of Alagoas.
Through this lawsuit, the DPE seeks, among other claims, the inclusion of residents of Flexais region, who choose to adhere to the PCF, program created under the agreement in ACP (Reparation for Residents), with consequent reallocation of these residents and compensation for moral and material damages in parameters specified in the ACP.
As injunction relief, DPE also requested, that the Municipality of Maceió and Braskem initiated the registration of all residents who requested to be relocated and their concomitant inclusion in the PCF, or, alternatively, requested the freeze of Braskem bank accounts in the amount of R$ 1.7 billion, to guarantee the compensation for moral and material damages to residents of the Flexais region. The injunction relief requests were rejected by the trial and appellate courts. On December 31, 2024, the amount of this action was R$ 2.14 billion (2023: R$ 1.95 billion).
On January 19, 2024, a decision was rendered, judging partially valid the requests made by the DPE.
	The Company, the DPE/AL, the Alagoas State Government and the Federal Government filed appeals against this decision. The effects of the lower court's decision are suspended until the appeals are adjudicated.	2,137	1,952

5)	Public-Interest Civil Action - Fishermen Reparation
	Plaintiffs: Federation of Fishermen of the State of Alagoas (“FEPEAL”) and National Confederation of Fishermen and Aquaculturists (“CNPA”)
In August 2023, the Company was informed of the Public-Interest Civil Action filed by FEPEAL and CNPA (jointly the “Associations”) against the Company, seeking compensation for material damages (damages and loss of profit) and homogeneous individual and collective morals damages for the Associations and each of the alleged 8,493 affected fishermen represented by the Associations.
As a preliminary measure, the Associations requested, among other claims, that the Company provision sufficient funds to guarantee the compensation of fishermen included in the public-interest civil action, while publishing a material fact notice to the shareholders, requests that were denied by the Court.
	Among other requests, the Associations claim the payment of: (i) compensation for (a) individual and homogeneous moral damages suffered, in the amount of R$50 thousand and (b) material damages in the form of individual and homogeneous loss of profits, in the amount of R$132 thousand in both cases for each of the allegedly affected fishermen; (ii) compensation for collective moral damages for the Associations, in the amount of R$100 thousand; (iii) compensation for collective material damages to the Associations, in the amount of R$750 thousand; and (iv) attorney fees in the amount of 20% on the value of the award.	1,767	1,607
6)	Action against the Violation of a Constitutional Fundamental Right (“ADPF”)
	Plaintiff: Alagoas State Governor
On December 18, 2023, the Company was informed of the action against the ADPF before the Federal Supreme Court due to some clauses of the agreements entered into out-of-court and ratified in the records of the cases 0803836-61.2019.4.05.8000 (ACP Reparation for Residents, 0806577-74.2019.4.05.8000 (ACP Social-Environmental Reparation) and 0812904-30.2022.4.05.8000 (Flexal Agreement), which deal with the settlement to the Company, as well as the acquisition and exploration of vacant properties.
On June 24, 2024, the judge rapporteur issued a decision denying the ADPF continuance. The plaintiff filed an appeal against this decision.
	It is not possible to assign a contingency amount to this lawsuit, which has illiquid claims, aiming at the declaration of nullity of specific contractual clauses of the Agreements.
7)	Indemnity Claim
	Plaintiff: Companhia Brasileira de Trens Urbanos (“CBTU”)
On February 2, 2021, the Company was notified of the filing of a lawsuit, formulating initially only a preliminary injunction for maintaining the terms of the cooperation agreement signed previously by the parties. The request was denied in lower and appellate courts, given the fulfillment of the obligations undertaken by Braskem. On February 24, 2021, CBTU filed an amendment to the initial request claiming the payment of compensation for losses and damages in the amount of R$ 222 and for moral damages in the amount of R$ 0.5, as well as the imposition of obligations, including the construction of a new rail line to substitute the stretch that passed through the risk area.
	Braskem entered into a memorandum of understanding with CBTU to seek a consensual solution and suspend the lawsuit during the negotiation period and has made progress in the technical understanding about the topic. A procedural legal transaction was presented, approved by the court, which provides for the continuity of negotiations for a possible conciliation between the parties. With the end of the deadline stipulated in the procedural legal transaction, in March 2025, a conciliation hearing will be scheduled. If this hearing is unsuccessful, the period for filing a defense will begin.	1,492	1,465
8)	Indemnity Claim - Pinheiro District Property
	Plaintiff: Construtora Humberto Lobo
	In July 2019, the Company was informed of the action for damages, a Contractor that claimed it suffered damages and loss of profits due to an agreement to purchase from Braskem a property in the District of Pinheiro. Said agreement was terminated by Braskem due to lack of payment by the counterparty. Nevertheless, the counterparty claims that Braskem omitted information on the existence of structural problems in the deactivated salt mining wells located on said property. On July 5, 2023, a decision was rendered in favor of Braskem. It did not recognize the existence of the alleged loss of profits and alleged damage to the contractor’s image, only ordering the return of R$ 3 by Braskem to the plaintiff, plus inflation adjustment, to be deducted from the amounts already received by Humberto Lobo during the lawsuit.	1	1

9)	Indemnity Claim
	Plaintiff: State of Alagoas
In March 2023, the Company was informed of the claim, requesting compensation for alleged damages resulting, among others claims, from the loss of properties within the risk area defined by the Civil Defense of Maceió, alleged investments initiated by the State of Alagoas and that would have become void unusable due to the evacuation of the risk area and alleged loss of tax revenue, with a request that such damages to be determined by a court appraiser.
	On October 10, 2023, the trial court handed down summary judgment ordering Braskem to reimburse the amounts invested, public equipment and losses in tax collection as required by the State of Alagoas. The indemnity amounts must be set in the award calculation phase. The Company filed an appeal against the decision.	1,493	1,259
10)	Other civil actions - Indemnifications related to the impacts of subsidence and relocation of areas affected

	The Company is defendant in several other actions, filed in Brazil and abroad, seeking the payment of indemnifications directly or indirectly related to the geological event in Maceió.	1,076	1,489
11)	Sundry civil lawsuits		38
Total civil lawsuits		9,241	8,971

Description of environmental lawsuits		Estimate
		2024	2023
1)	Notice of violation
	Plaintiff: Environment Institute of Alagoas State (“IMA”)
On December 4, 2023, the Company was notified due to the alleged environmental degradation resulting from the soil displacement in the region where the mining front is closed in the municipality of Maceió. Considering that in 2019 Braskem had already been notified for the same event and legal grounds, a defense to the notice of violation was filed for bis in idem. The original notice of violation of 2019 was closed with the signature of the Consent Decree (TAC) on December 23, 2023.
	On June 28, 2024, Braskem was served with the decision, still subject to administrative appeal, maintaining the notice of violation.	79	70
2)	Sundry environmental lawsuits	6	3
Total environmental lawsuits		85	73

Total lawsuits with probability of possible loss		9,326	9,044

23.1.1 Other relevant lawsuits with probability of remote loss:

Public-Interest Civil Action filed by the Alagoas State Public Defender’s Office: Request for partial annulment of the agreements signed within the scope of the PCF and review of the compensation paid for individual pain and suffering

In September 2024, the Company became aware of the Public-Interest Civil Action filed by the DPE, seeking, among other requests, the review of the compensation paid under the PCF for individual pain and suffering, with the partial annulment of the agreements signed within the scope of the PCF and ratified in court.

The DPE also requests the annulment of the clauses of the individual agreements of the PCF that provide for the transfer of ownership/possession of the vacant properties to the Company, and seeks the cancellation of the respective deeds recorded in the Register of Deeds, restoring the ownership and possession of these properties to the previous owners/victims, as well as the amounts of pain and suffering already paid to the assisted parties under the PCF to be considered as an advance on the compensation supposedly due.

The amount of the action filed by DPE is R$5.1 billion.

The Management, based on the opinion of external legal advisors, classifies the likelihood of loss in this action as remote.